Variable Interest Entities ("VIEs") - Narrative (Details)	1 Months Ended
	Jun. 30, 2023	Jun. 30, 2018	Jun. 30, 2024 vessel class_of_unit	Dec. 31, 2023 vessel	Apr. 16, 2019
Variable Interest Entity [Line Items]
Number of classes of units | class_of_unit			3
Gimi MS | FLNG
Variable Interest Entity [Line Items]
Ownership percentage					30.00%
VIE debt
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel			1	1
Sale and leaseback term		10 years
Sale and leaseback term, extension term	5 years